Offerings - Offering: 1	Oct. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,373,152
Proposed Maximum Offering Price per Unit	5.69
Maximum Aggregate Offering Price	$ 7,813,235.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 679.75
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of common stock, par value $0.0001 per share (the "Common Stock"), of Vertical Data Inc. (the "Registrant") that may be issued as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. Estimated solely for the purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the bid and ask prices of the Common Stock on the OTCQB Venture Market on September 30, 2026.